FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Sensitivity Analysis Regarding Change in Interest Rates (Details) - Interest Rate Risk [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Soles at 50 Basis Points change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.50%	0.50%
Sensitivity of net profit	S/ 15,052	S/ 39,920
Sensitivity of net economic value	S/ 511,851	S/ 345,530
Soles at 75 Basis Points change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.75%	0.75%
Sensitivity of net profit	S/ 22,578	S/ 59,880
Sensitivity of net economic value	S/ 767,776	S/ 518,295
Soles at 100 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.00%	1.00%
Sensitivity of net profit	S/ 30,104	S/ 79,840
Sensitivity of net economic value	S/ 1,023,702	S/ 691,060
Soles at 150 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.50%	1.50%
Sensitivity of net profit	S/ 45,156	S/ 119,760
Sensitivity of net economic value	S/ 1,535,553	S/ 1,036,590
U.S. Dollar at 50 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.50%	0.50%
Sensitivity of net profit	S/ 48,060	S/ 103,546
Sensitivity of net economic value	S/ 119,342	S/ 306,792
U.S. Dollar at 75 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.75%	0.75%
Sensitivity of net profit	S/ 72,090	S/ 155,319
Sensitivity of net economic value	S/ 179,013	S/ 460,188
U.S. Dollar at 100 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.00%	1.00%
Sensitivity of net profit	S/ 96,120	S/ 207,092
Sensitivity of net economic value	S/ 238,684	S/ 613,584
U.S. Dollar at 150 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.50%	1.50%
Sensitivity of net profit	S/ 144,180	S/ 310,638
Sensitivity of net economic value	S/ 358,026	S/ 920,375